Results from discontinued operations (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of associates [line items]
Costs		$ 19,629	$ 16,033	$ 7,036
Net gain from fair value adjustment of investment properties		22,605	4,340	17,536
Share of profit of associates and joint ventures		71		(130)	$ 226
Finance income		1,761	937	1,264
Finance cost		21,058	8,072	5,571
Financial results, net		(18,701)	(4,095)	(4,825)
Profit before income tax		8,692	3,893	15,586
Income tax		(124)	2,766	6,325
Profit from discontinued operations		12,479	4,093	817
Profit for the year from discontinued operations attributable to:
Equity holders of the parent		15,003	3,030	9,534
Non-controlling interest		$ 6,292	$ 2,190	$ 544
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ 26.09	$ 5.27	$ 16.58
Diluted		$ 25.91	$ 5.23	$ 16.47
Discontinued Operations [Member]
Disclosure of associates [line items]
Revenues		$ 66,740	$ 51,578	$ 19,759
Costs		(50,087)	(39,282)	(15,073)
Gross profit		16,653	12,296	4,686
Net gain from fair value adjustment of investment properties		164	113	23
General and administrative expenses		(1,162)	(857)	(294)
Selling expenses		(13,042)	(9,655)	(3,955)
Other operating results, net	[1]	10,838	3,888	(6)
Profit from operations		13,451	5,785	454
Share of profit of associates and joint ventures		54	373	344
Profit before financial results and income tax		13,505	6,158	798
Finance income		94	148	408
Finance cost		(675)	(1,962)	(367)
Other financial results		(75)	(111)
Financial results, net		(656)	(1,925)	41
Profit before income tax		12,849	4,233	839
Income tax		(370)	(140)	(22)
Profit from discontinued operations	[2]	12,479	4,093	817
Profit for the year from discontinued operations attributable to:
Equity holders of the parent		9,725	1,647	338
Non-controlling interest		$ 2,754	$ 2,446	$ 479
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ 16.91	$ 2.86	$ 0.59
Diluted		$ 16.80	$ 2.84	$ 0.58

[1]	Includes the result of the loss of control of Shufersal (see note 4.G) as of June 30, 2018 and the sale of Adama, which generated a profit of Ps. 4,216 in the year ended June 30, 2017.
[2]	As of June 30, 2018, 2017 and 2016, Ps. 60,470, Ps. 47,168 and Ps 18,607 of the total revenues from discontinued operations and Ps 12,377, Ps. 1,075 and Ps. 373 of the total profit from discontinued operations corresponds to Shufersal.